Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000253849
Shareholder Report [Line Items]
Fund Name	Vontobel U.S. Equity Fund
Class Name	A Shares
Trading Symbol	VNUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about A Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from October 18, 2024 (commencement of operations) to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Performance Inception Date	Oct. 18, 2024
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 15,630,118
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C000253850
Shareholder Report [Line Items]
Fund Name	Vontobel U.S. Equity Fund
Class Name	Y Shares
Trading Symbol	VNUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Y Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Performance Inception Date	Mar. 27, 2018
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 15,630,118
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C000256674
Shareholder Report [Line Items]
Fund Name	Vontobel U.S. Equity Fund
Class Name	Institutional Shares
Trading Symbol	VNUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from January 6, 2025 (commencement of operations) to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Performance Inception Date	Jan. 06, 2025
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 15,630,118
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds